Long-Term Investments	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
LONG-TERM INVESTMENTS

8. LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Equity method investments:
Other equity method investments(a)	6,929	6,929

Equity securities without readily determinable fair values investments:
Green fire Decoration Engineering (Beijing) Co., Ltd. (Green Fire)(b)	13,821	13,821
Other equity securities without readily determinable fair values investments(c)	15,910	15,910
Less: impairment loss on long-term investments	(14,429)	(14,429)
Total	22,231	22,231

Notes:

(a)	The Group accounts for these investments by using equity method because the Group has the ability to exercise significant influence but does not have control over the investees. The Group recognized gain or loss according to its equity interest percentage in these investees. In addition, the impairment recognized for other equity method investments were RMB3,460, RMB471 and nil for the years ended December 31, 2020, 2021 and 2022. All of the equity method investments has been fully impaired since December 31, 2021.

(b)	In March 2021, the Group invested RMB13,821 in cash in Green fire, a decoration and material sales Company, for 10% equity interests. As the Group does not have the ability to exercise significant influence over the investee, the investment was accounted for by using equity securities without readily determinable fair value as of December 31, 2022. The 10% equity interest was frozen in relation to a legal case regarding a lease of property.

(c)	The balance represents equity securities without readily determinable fair values for the Group does not have the ability to exercise significant influence over the investees. For the years ended December 31, 2020, 2021 and 2022, the Group recorded impairment losses of RMB6,600, RMB900 and nil to other equity securities without readily determinable fair value, respectively. Among the total RMB15,910 equity securities without readily determinable fair values investments, RMB1,700 related to 4 long-term investments were frozen in relation to a legal case regarding a lease of property.